Shareholders' Equity and Partners' Capital - Changes in Stockholders' Equity (Detail) - USD ($) $ in Thousands	3 Months Ended									4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Apr. 24, 2016	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, beginning of period					$ 6,058,959				$ 6,127,347	$ 6,058,959	$ 0	$ 5,608,261	$ 6,058,959	$ 6,058,959	$ 6,127,347	$ 6,296,856
Net income	$ 43,700	$ 50,999	$ 42,671	$ 9,646	(67,970)	$ (70,888)	$ (68,775)	$ (61,538)	(60,753)	(84,383)	119,729	134,267	(15,654)	35,346	(261,954)	(246,242)
Other comprehensive loss - cash flow hedges	1,754		$ 0								1,879	(2,992)	0	1,879	0	0
Share-based compensation											510	943
Deemed contribution - tax sharing agreement											2,156	3,903
Dividends and distributions declared and paid												(291,326)
Issuance of Class A shares										1,207,500		387,548
Other												(257)
Balance, end of period	5,840,347	5,608,261				6,058,959				0	5,608,261	5,840,347		5,608,261	6,058,959	6,127,347
Parent
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, beginning of period					6,058,959				6,127,347	6,058,959	(3,666,293)	1,333,817	6,058,959	6,058,959	6,127,347	6,296,856
Net income										(84,383)	29,938	33,053			(261,954)	(246,242)
Other comprehensive loss - cash flow hedges											445	(644)
Share-based compensation											124	229
Deemed contribution - tax sharing agreement												0
Dividends and distributions declared and paid												(73,063)
Issuance of Class A shares										1,207,500		329,508
Other												(87)
Balance, end of period	1,622,813	1,333,817				6,058,959				(3,666,293)	1,333,817	1,622,813		1,333,817	6,058,959	6,127,347
Non-controlling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, beginning of period					$ 0				$ 0	0	3,666,293	4,274,444	$ 0	0	0	0
Net income											89,791	101,214
Other comprehensive loss - cash flow hedges											1,434	(2,348)
Share-based compensation											386	714
Deemed contribution - tax sharing agreement											2,156	3,903
Dividends and distributions declared and paid												(218,263)
Issuance of Class A shares												58,040
Other												(170)
Balance, end of period	$ 4,217,534	$ 4,274,444				$ 0				$ 3,666,293	$ 4,274,444	$ 4,217,534		$ 4,274,444	$ 0	$ 0